EARLY EXTINGUISHMENT OF DEBT COSTS	12 Months Ended
Dec. 31, 2017
Extinguishment of Debt Disclosures [Abstract]
Extinguishment of Debt Disclosures [Text Block]
17. EARLY EXTINGUISHMENT OF DEBT COSTS

On August 15, 2017, the Company early repaid the US$150 million syndicated bank facility entered into in August 2016 by a portion of the net proceeds from 2022 Senior Notes (Note 10), and hence expensed off the unamortized issuance costs of US$3.1 million (equivalent to RMB19,976,776) incurred for the syndicated bank facility as an early extinguishment cost in the consolidated statement of comprehensive income for the year ended December 31, 2017.